DEFERRED TAX ASSETS AND LIABILITIES - MOVEMENTS IN DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	¥ 10,807	¥ 15,746	¥ 8,665
Recognized in consolidated statement of income	7,873	(3,385)	6,244
Recognized in other comprehensive income	(2,265)	(1,237)	1,905
Others	519	(67)	(37)
Transferred from reserve	(4)	(250)	(1,031)
Balance at end of year	16,930	10,807	15,746
Receivables and inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	2,546	2,563	381
Recognized in consolidated statement of income	(122)	(17)	2,176
Recognized in other comprehensive income	(12)		3
Others	(1)		3
Balance at end of year	2,411	2,546	2,563
Payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,142	1,808	1,925
Recognized in consolidated statement of income	144	(667)	(117)
Others		1
Balance at end of year	1,286	1,142	1,808
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(268)	1,104	115
Recognized in consolidated statement of income	(42)	73	(10)
Recognized in other comprehensive income	(2,316)	(1,195)	2,029
Others			1
Transferred from reserve	(4)	(250)	(1,031)
Balance at end of year	(2,630)	(268)	1,104
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	4,146	6,761	4,222
Recognized in consolidated statement of income	(2,244)	(2,575)	2,650
Recognized in other comprehensive income	127	(39)	(130)
Others	349	(1)	19
Balance at end of year	2,378	4,146	6,761
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	3,594	3,709	2,325
Recognized in consolidated statement of income	9,960	(151)	1,414
Recognized in other comprehensive income	(84)	38	6
Others	(148)	(2)	(36)
Balance at end of year	13,322	3,594	3,709
Available-for-sale financial assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			117
Others			(117)
Financial assets at fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	124	116
Recognized in consolidated statement of income	(4)
Recognized in other comprehensive income	(4)	8	(1)
Others			117
Balance at end of year	116	124	116
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	87	(61)	(336)
Recognized in consolidated statement of income	19	148	273
Others	246		2
Balance at end of year	352	87	(61)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(564)	(254)	(84)
Recognized in consolidated statement of income	162	(196)	(142)
Recognized in other comprehensive income	24	(49)	(2)
Others	73	(65)	(26)
Balance at end of year	¥ (305)	¥ (564)	¥ (254)